AB National Municipal Income Fund

Portfolio of Investments

January 31, 2020 (unaudited)

Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 156.8%

Long-Term Municipal Bonds – 156.8%
Alabama – 3.7%
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/46	$10,000	$11,969,900
State of Alabama Docks Department
AGM Series 2017A
5.00%, 10/01/34	2,000	2,415,900
AGM Series 2017C
5.00%, 10/01/36	2,000	2,426,440

16,812,240

Arizona – 1.0%
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,674,486

Arkansas – 0.5%
Pulaski County Public Facilities Board (Baptist Health Obligated Group)
Series 2014
5.00%, 12/01/42	2,000	2,268,080

California – 16.6%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/39	3,500	4,035,080
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32 (Pre-refunded/ETM)	5,720	6,486,938
California Housing Finance
Series 20192
4.00%, 3/20/33	1,174	1,385,561
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37(a)	3,075	3,349,228
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36(a)	800	920,304
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013B
5.00%, 7/01/34	1,770	2,006,330
Los Angeles Department of Water
Series 2013B
5.00%, 7/01/32	3,840	4,366,579
Los Angeles Department of Water & Power Power System Revenue
Series 2013A
5.00%, 7/01/30 (Pre-refunded/ETM)	90	101,149
Principal Amount (000)	U.S. $ Value

5.00%, 7/01/30	$6,165	$6,890,251
Series 2013B
5.00%, 7/01/30	10,000	11,378,600
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34(b)	11,340	13,107,336
State of California
Series 2013
5.00%, 11/01/30	5,800	6,669,246
University of California
Series 2012G
5.00%, 5/15/31 (Pre-refunded/ETM)	3,175	3,480,276
5.00%, 5/15/31	3,825	4,179,157
Series 2013A
5.00%, 5/15/30 (Pre-refunded/ETM)	2,480	2,816,561
5.00%, 5/15/30	2,875	3,257,720

74,430,316

Colorado – 2.9%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	7,659,221
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/44	4,335	5,306,214

12,965,435

Connecticut – 8.6%
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/42	2,410	2,904,676
Connecticut State Health & Educational Facilities Authority (University of Hartford (The))
4.00%, 7/01/49	1,500	1,631,865
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	8,110,637
Series 2013E
5.00%, 8/15/29	4,800	5,423,088
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,341,800
Series 2012
5.00%, 1/01/29	13,855	15,361,454

38,773,520

District of Columbia – 1.5%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	5,651,600
Metropolitan Washington Airports Authority
Principal Amount (000)	U.S. $ Value

Series 2016A
5.00%, 10/01/35	$1,000	$1,204,250

6,855,850

Florida – 8.5%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,560	5,288,551
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,137,630
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,480,205
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	3,063,339
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	10,462,305
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group)
3.00%, 8/15/44	8,000	8,150,880
Putnam County Development Authority/FL (Seminole Electric Cooperative, Inc.)
Series 2018A
5.00%, 3/15/42	4,500	5,431,275

38,014,185

Georgia – 1.7%
Augusta Development Authority (AU Health System Obligated Group)
Series 2018
5.00%, 7/01/36	4,170	4,973,684
City of Atlanta GA Department of Aviation
Series 2014B
5.00%, 1/01/32	1,275	1,456,994
Municipal Electric Authority of Georgia
5.00%, 1/01/38-1/01/59	1,060	1,248,231

7,678,909

Guam – 1.4%
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.25%, 1/01/36	5,720	6,068,748

Hawaii – 1.8%
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,076,050
Series 2015A
Principal Amount (000)	U.S. $ Value

5.00%, 7/01/45	$2,500	$2,904,350

7,980,400

Illinois – 16.0%
Chicago Board of Education
Series 2017C
5.00%, 12/01/34	1,945	2,299,418
Series 2019A
5.00%, 12/01/29	1,260	1,561,568
Chicago O'Hare International Airport
Series 2016B
5.00%, 1/01/41	8,000	9,451,760
Series 2016C
5.00%, 1/01/38	2,350	2,791,847
Series 2018A
5.00%, 1/01/48	6,300	7,597,296
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,500	5,163,570
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/40	3,000	3,558,360
Metropolitan Pier & Exposition Authority
5.00%, 6/15/50(c)	8,755	10,511,341
State of Illinois
Series 2014
5.00%, 4/01/30-2/01/39	12,070	13,323,284
Series 2017D
5.00%, 11/01/28	5,000	5,985,050
Series 2018A
5.00%, 10/01/27	1,000	1,209,120
Series 2019B
4.00%, 11/01/36-11/01/37	7,460	8,276,332

71,728,946

Indiana – 0.3%
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/44	1,250	1,377,250

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	1,205	1,329,392

Kansas – 1.3%
City of Lawrence KS (Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 7/01/48	5,000	5,969,600

Kentucky – 1.3%
Kentucky Economic Development Finance Authority (CommonSpirit Health)
Principal Amount (000)	U.S. $ Value

Series 2019A
5.00%, 8/01/44	$145	$177,486
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	5,619,800

5,797,286

Louisiana – 0.3%
Parish of St. John the Baptist LA (Marathon Oil Corp.)
2.10%, 6/01/37	235	241,042
2.20%, 6/01/37	950	984,276

1,225,318

Maryland – 1.7%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/45	6,725	7,708,060

Massachusetts – 3.7%
Massachusetts School Building Authority
Series 2011B
5.00%, 10/15/32 (Pre-refunded/ETM)	13,000	13,911,560
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30	2,480	2,731,150

16,642,710

Michigan – 6.8%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,584,252
Detroit Downtown Development Authority
AGM Series 2018A
5.00%, 7/01/43-7/01/48	13,020	14,542,822
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D1
5.00%, 7/01/35	1,250	1,433,725
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,525,985
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30(a)	3,260	3,686,147
Plymouth Educational Center Charter School
Series 2005
Principal Amount (000)	U.S. $ Value

5.125%, 11/01/23(d)	$2,140	$1,851,207

30,624,138

Minnesota – 2.4%
City of Rochester MN (Mayo Clinic)
Series 2018
4.00%, 11/15/48	3,000	3,415,800
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series 2018A
5.00%, 2/15/58	6,000	7,140,600

10,556,400

Nebraska – 3.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/42	10,000	14,144,300

New Hampshire – 0.2%
New Hampshire Business Finance Authority
National Finance Authority Series 20201
4.125%, 1/20/34	805	964,905

New Jersey – 12.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/31	2,500	2,817,525
Series 2016B
5.50%, 6/15/30	5,000	6,076,700
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,123,400
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/36	2,500	2,973,875
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	6,450	7,424,143
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,750	5,638,440
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2018A
5.00%, 12/15/33	3,370	4,105,806
Series 2019B
Principal Amount (000)	U.S. $ Value

4.00%, 6/15/37	$800	$888,984
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,232,875
Series 2013A
5.00%, 1/01/31 (Pre-refunded/ETM)	5,000	5,494,850
Tobacco Settlement Financing Corp.
Series 2018A
5.00%, 6/01/46	8,990	10,463,821

54,240,419

New York – 18.2%
City of New York NY
Series 2012B
5.00%, 8/01/30	5,070	5,587,444
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,431,720
Series 2012F
5.00%, 11/15/27	1,575	1,745,132
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	1,830	2,083,473
Series 2014B
5.25%, 11/15/34	4,000	4,652,880
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/35(b)	14,260	17,932,948
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	5,000	5,278,700
Series 2013D
5.00%, 6/15/34	3,600	4,062,096
New York City NY Transitional
Series 2007B
5.00%, 8/01/34-8/01/37(b)	10,000	11,988,200
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	1,135	1,230,578
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	7,600	8,234,524
Series 2012D
5.00%, 2/15/29	6,865	7,428,960
Port Authority of New York & New Jersey
Series 2013178
5.00%, 12/01/32	4,400	5,009,708
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37	490	506,582
5.25%, 9/15/42-9/15/53	1,320	1,366,494

81,539,439

Principal Amount (000)	U.S. $ Value

North Carolina – 2.5%
North Carolina Medical Care Commission (Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	$4,445	$5,102,682
North Carolina Turnpike Authority
Series 2018
5.00%, 1/01/40	5,000	6,146,100

11,248,782

Ohio – 1.6%
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/47	1,800	2,129,778
County of Cuyahoga/OH (MetroHealth System (The))
5.00%, 2/15/52	2,240	2,568,608
Series 2017
5.00%, 2/15/42	1,500	1,736,850
Ohio Higher Educational Facility Commission (Kenyon College)
4.00%, 7/01/40(c)	730	833,010

7,268,246

Oklahoma – 2.8%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group)
3.25%, 9/01/38	2,015	2,092,114
Oklahoma City Airport Trust
Series 2018
5.00%, 7/01/43-7/01/47	7,000	8,444,980
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	1,700	1,918,773

12,455,867

Oregon – 1.2%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (Pre-refunded/ETM)	4,305	4,518,700
5.25%, 4/01/25	695	730,084

5,248,784

Pennsylvania – 12.3%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/47	5,000	5,990,350
Butler County Hospital Authority (Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	3,510	4,028,363
Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/43-9/01/48	$13,250	$16,200,467
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	3,480	3,555,307
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	9,270	10,706,635
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,461,084
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24(e) (f) (g)	1,150	11,500
School District of Philadelphia (The)
Series 2016F
5.00%, 9/01/35	5,000	5,972,600
Scranton School District/PA
BAM Series 2017E
4.00%, 12/01/37	1,025	1,164,636

55,090,942

Puerto Rico – 0.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2019A
4.329%, 7/01/40	615	667,693
5.00%, 7/01/58	2,625	2,951,550

3,619,243

South Carolina – 4.8%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group)
Series 2018A
5.00%, 5/01/48	5,900	6,981,588
South Carolina Ports Authority
Series 2015
5.00%, 7/01/45 (Pre-refunded/ETM)	5,000	6,026,950
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	1,400	1,566,250
Series 2014C
5.00%, 12/01/46	1,000	1,134,050
Series 2016B
5.00%, 12/01/41	5,000	5,950,100

21,658,938

Principal Amount (000)	U.S. $ Value

Tennessee – 2.2%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2019A
4.00%, 8/01/37-8/01/38	$420	$478,005
5.00%, 8/01/49	705	856,709
Chattanooga-Hamilton County Hospital Authority
Series 2014
5.00%, 10/01/44	7,500	8,338,200

9,672,914

Texas – 7.2%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,456,558
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/40	3,500	4,110,540
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/29	5,000	5,629,200
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26 (Pre-refunded/ETM)	6,000	6,435,720
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC)
AGM Series 2018A-1
5.00%, 7/01/38-7/01/48	1,600	1,864,926
North Texas Tollway Authority (North Texas Tollway System)
Series 2015B
5.00%, 1/01/40	5,000	5,511,500
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,000	3,483,600

32,492,044

Utah – 1.9%
Salt Lake City Corp. Airport Revenue
Series 2017A
5.00%, 7/01/47	4,500	5,345,910
Series 2018A
5.00%, 7/01/48	2,500	3,014,325

8,360,235

West Virginia – 1.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2018A
Principal Amount (000)	U.S. $ Value

5.00%, 6/01/52	$3,875	$4,589,899

Wisconsin – 2.6%
Wisconsin Public Finance Authority (CHF - Wilmington LLC)
AGM
5.00%, 7/01/58	10,000	11,748,500

Total Municipal Obligations (cost $643,724,312)	703,824,726

Shares

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(h) (i) (j) (cost $8,178,123)	8,178,123	8,178,123

Total Investments – 158.6% (cost $651,902,435)(k)	712,002,849
Other assets less liabilities – (58.6)%	(263,125,452)

Net Assets Applicable to Common Shareholders – 100.0%	$448,877,397

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $7,955,679 or 1.8% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Restricted and illiquid security.
Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/23	11/30/05	$2,131,704	$1,851,207	0.41%
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Defaulted.
(h)	Affiliated investments.
(i)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $60,999,314 and gross unrealized depreciation of investments was $(898,900), resulting in net unrealized appreciation of $60,100,414.

As of January 31, 2020, the Fund's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Glossary:
AGM – Assured Guaranty Municipal
BAM – Build American Mutual
ETM – Escrowed to Maturity
OSF – Order of St. Francis

AB National Municipal Income Fund

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.  In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2020:

	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$703,824,726	$—	$703,824,726
Short-Term Investments	8,178,123	—	—	8,178,123
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(231,790,869)	—	(231,790,869)
Floating Rate Notes(a)	(26,095,000)	—	—	(26,095,000)

Total Investments in Securities	(17,916,877)	472,033,857	—	454,116,980
Other Financial Instruments(b)	—	—	—	—

Total	$(17,916,877)	$472,033,857	$—	$454,116,980

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,986	$29,003	$22,811	$8,178	$29